Other assets - Summary of other assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets Disclosure [Abstract]
Accounts receivable	₩ 27,441,511	₩ 13,611,340
Domestic exchange settlement debit	11,258,959	4,909,780
Guarantee deposits	985,307	982,836
Discounted present value	(51,293)	(57,626)
Accrued income	3,774,852	3,810,267
Prepaid expense	393,748	381,091
Provisional payments	417,246	411,923
Sundry assets	250,017	136,079
Advance payments	671,143	484,828
Leased assets	1,890,090	2,125,379
Others	34,087	180,005
Allowances for credit loss of other assets	(541,316)	(574,304)
Total Other Assets	₩ 46,524,351	₩ 26,401,598